Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Investments [Abstract]
Plan's Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31:

	Investments at Fair Value as of December 31, 2025
	Level 1		Level 2		Level 3	Total

Mutual Funds	$48,648,003	$	---	$	---	$48,648,003

Pooled Separate Accounts	---		26,665,290		---	26,665,290

Artesian Resources Corporation Class A non-voting common stock	2,666,229		---		---	2,666,229

Total investments in the fair value hierarchy	51,314,232		26,665,290		---	77,979,522

Common collective trust*	---		---		---	2,130,992

Total investments, at fair value	$51,314,232		$26,665,290	$	---	$80,110,514

	Investments at Fair Value as of December 31, 2024
	Level 1		Level 2		Level 3	Total

Mutual Funds	$46,949,928	$	---	$	---	$46,949,928

Pooled Separate Accounts	---		24,805,340		---	24,805,340

Artesian Resources Corporation Class A non-voting common stock	4,317,229		---		---	4,317,229

Total investments in the fair value hierarchy	51,267,157		24,805,340		---	76,072,497

Common collective trust*	---		---		---	3,033,677

Total investments, at fair value	$51,267,157		$24,805,340	$	---	$79,106,174

* Certain investments for which fair value is measured using the NAV per share as the practical expedient have not been categorized within the fair value hierarchy.  The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.